Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of presentation
These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay LNG Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly-owned or controlled subsidiaries and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Significant intercompany balances and transactions have been eliminated upon consolidation.

Foreign currency
Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in foreign currency exchange gain (loss) in the accompanying consolidated statements of income.

Revenues
Revenues

The Partnership’s time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Partnership has elected to not separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and to account for the combined component as an operating lease. The Partnership’s time-charter contracts accounted for as direct financing leases and sales-type leases contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.
Time charters

Revenues from time charters accounted for as operating leases are recognized by the Partnership on a straight-line basis daily over the term of the charter. If collectability of the time-charter hire receipts from time charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.

Upon commencement of a time charter accounted for as a sales-type lease or a direct financing lease, the carrying value of the vessel is derecognized and the net investment in the lease is recognized, based on the fair value of the vessel. For direct financing leases and sales-type leases, the lease element of time-charter hire receipts is allocated to the lease receivable and voyage revenues over the term of the lease using the effective interest rate method. The Partnership assesses the net investment in the lease for impairment, based on the cash flows that the lessor would expect to receive from the lease receivable and the unguaranteed residual asset during and following the end of the remaining charter term. The non-lease element of time-charter hire receipts is recognized by the Partnership on a straight-line basis daily over the term of the charter. Drydock cost reimbursements allocable to the non-lease element of a time-charter are recognized on a straight-line basis over the period between the previous scheduled drydock and the next scheduled drydock. In addition, if collectability of non-lease receipts of charter payments from charterers is not probable, any such receipts are recognized as a liability unless the receipts are non-refundable and either the time-charter contract has been terminated or the Partnership has no remaining performance obligations. For time-charter contracts where the charterer is responsible for the operation of the vessel, the Partnership offsets any vessel operating expenses it incurs against reimbursements from the charterer.

The Partnership does not recognize revenues during days that the vessel is off-hire. When the time charter contains a profit-sharing agreement, drydock cost reimbursements for time charters accounted for as operating leases (see Note 2), or other variable consideration, the Partnership recognizes this revenue in the period in which the changes in facts and circumstances on which the variable charter hire payments are based occur.

Voyage charters

Revenues from voyage charters are recognized on a proportionate performance method. The Partnership uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all spot voyages that do not contain a lease. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect, in other current assets, the accrued portion of revenues for those voyages that commence prior to balance sheet date and complete after the balance sheet date.

Bareboat charters

Revenues from bareboat charters accounted for as operating leases are recognized by the Partnership on a straight-line basis daily over the term of the charter. If collectability of the bareboat hire receipts from bareboat charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.

Upon commencement of a bareboat charter accounted for as a sales-type lease, the carrying value of the vessel is derecognized and the net investment in the lease is recognized, based on the fair value of the vessel. For direct financing leases and sales-type leases, bareboat hire receipts are allocated to the lease receivable and voyage revenues over the term of the lease using the effective interest rate method. The Partnership assesses the net investment in the lease for impairment, based on the cash flows that the lessor would expect to receive from the lease receivable and the unguaranteed residual asset during and following the end of the remaining charter term.

Operating expenses
Operating expenses

Voyage expenses include all expenses unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Partnership, as shipowner, pays voyage expenses under voyage charters. The Partnership’s customers pay voyage expenses under time charters, except when the vessel is off-hire during the term of a time-charter, in which case the Partnership pays voyage expenses.

Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses.

Voyage expenses and vessel operating expenses are recognized when incurred except when the Partnership incurs pre-operational costs related to the repositioning of a vessel (i) that relates directly to a specific customer contract, (ii) that generates or enhances resources of the Partnership that will be used in satisfying performance obligations in the future; and (iii) where such costs are expected to be recovered via the customer contract. In this case, such costs are deferred and amortized over the duration of the customer contract.

Cash and cash equivalents	Cash and cash equivalents The Partnership classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Restricted cash
Restricted cash

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for derivatives, project tenders, leasing arrangements, amounts received from charterers to be used only for dry-docking expenditures and emergency repairs and other obligations.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged against the allowance when the Partnership believes that the receivable will not be recovered. The consolidated balance sheets reflect amounts where the right to consideration is conditioned upon the passage of time as "accounts receivable," and reflect accrued revenue where the right to consideration is conditioned upon something other than the passage of time as "other current assets."

Other loan receivables
Other loan receivables

The Partnership’s advances to equity-accounted joint ventures and any other investments in loan receivables are recorded at cost. The Partnership analyzes its loans for collectability during each reporting period. A loan loss provision is recognized, based on current information and events, if it is probable that the Partnership will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Partnership considers in determining if a loan loss provision is required include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding its ability to repay the loan, and the fair value of the underlying collateral. When a loan loss provision is recognized, the Partnership measures the amount of the loss provision based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting loss in the consolidated statements of income. The carrying value of the loan is adjusted each subsequent period to reflect any changes in the present value of the expected future cash flows, which may result in increases or decreases to the loan loss provision.

Vessels and equipment
Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2019, 2018 and 2017 aggregated $0.3 million, $14.8 million and $13.9 million, respectively.

Vessel capital modifications include the addition of new equipment or certain modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment, excluding amortization of dry-docking expenditures, for the years ended December 31, 2019, 2018 and 2017 aggregated $115.1 million, $115.5 million and $96.7 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as finance leases.

Generally, the Partnership dry docks each of its vessels every two and a half to five years. The Partnership capitalizes certain costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking to the estimated completion of the next dry docking. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet classification and regulatory requirements. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking.

The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2017 to December 31, 2019:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Balance at January 1,	40,365	39,144	33,538
Cost incurred for dry docking	11,000	15,259	22,283
Write-downs and sales of vessels	—	(2,448)	(2,782)
Dry-dock amortization	(12,601)	(11,590)	(13,895)
Balance at December 31,	38,764	40,365	39,144

Vessels and equipment that are intended to be held and used in the Partnership's business are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the estimated net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second-hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second-hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership and is based on second-hand sale and purchase data.

Vessels and equipment that are "held for sale" are measured at the lower of their carrying amount or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses and related liabilities attributable to vessels and equipment classified as held for sale continue to be recognized as incurred.

Equity-accounted investments
Equity-accounted joint ventures

The Partnership’s investments in certain joint ventures, in which the Partnership does not control the entity but has the ability to exercise significant influence over the operating and financial policies of the entity, are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of comprehensive earnings or losses and distributions. The Partnership evaluates its equity-accounted joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If an equity-accounted investment is impaired and if the estimated fair value is less than its carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income. The Partnership’s maximum exposure to loss is the amount it has invested in and advanced to its equity-accounted joint ventures, and the Partnership's proportionate share of the long-term debt and interest rate swaps that it has guaranteed within its equity-accounted joint ventures.

Debt issuance costs
Debt issuance costs

Debt issuance costs related to a recognized debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct reduction from the carrying amount of that debt liability and amortized on an effective interest rate method over the term of the relevant loan. Debt issuance costs that are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability (primarily undrawn revolving credit facilities) are deferred and presented as other non-current assets in the Partnership's consolidated balance sheets. Amortization of debt issuance costs is included in interest expense in the Partnership’s consolidated statements of income.

Fees paid to substantially amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Other costs incurred with third parties directly related to the extinguishment are deferred and presented as a direct reduction from the carrying amount of the replacement debt instrument and amortized using the effective interest rate method. In addition, any unamortized debt issuance costs associated with the old debt instrument are written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium, discount and unamortized debt issuance costs, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend a revolving credit facility are deferred and amortized over the term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility increases as a result of the amendment, unamortized debt issuance costs of the original revolving credit facility are amortized over the remaining term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility decreases as a result of the amendment, a proportionate amount, based on the reduction in borrowing capacity, of the unamortized debt issuance costs of the original revolving credit facility are written off and the remaining amount is amortized over the remaining term of the modified revolving credit facility.

Goodwill and intangible assets
Goodwill and intangible assets

Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. A reporting unit is a component of the Partnership that constitutes a business for which discrete financial information is available and regularly reviewed by management. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.

Customer-related intangible assets are amortized over the expected life of a customer contract. The amount amortized each year is weighted based on the projected revenue to be earned under the contracts. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Lease obligations and right-of-use assets
Lease obligations and right-of-use assets
As of the lease commencement date, the Partnership recognizes a liability for its lease obligation, initially measured at the present value of lease payments not yet paid, and an asset for its right to use the underlying asset, initially measured equal to the lease liability and adjusted for lease payments made at or before lease commencement, lease incentives, and any initial direct costs. The initial recognition of the lease obligation and right-of-use asset excludes short-term leases for the Partnership’s vessels and office leases. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. The initial recognition of this lease obligation and right-of-use asset excludes variable lease payments that are based on the usage or performance of the underlying asset and the portion of payments related to non-lease elements of vessel charters.
The Partnership uses the effective interest rate method to subsequently account for the lease liability, whereby interest is recognized in interest expense in the Partnership’s consolidated statements of income. For those leases classified as operating leases, lease interest and right-of-use asset amortization in aggregate result in a straight-line expense profile that is presented in time-charter hire expense for vessels and general and administrative expense for office leases, unless the right-of-use asset becomes impaired. For those leases classified as finance leases, the right-of-use asset is amortized on a straight-line basis over the remaining life of the vessel, with such amortization included in depreciation and amortization in the Partnership’s consolidated statements of income. Variable lease payments that are based on the usage or performance of the underlying asset are recognized as an expense when incurred, unless achievement of a specified target triggers the lease payment, in which case an expense is recognized in the period achievement of the target is considered probable.
The Partnership recognizes the expense from short-term leases and any non-lease components of vessels time-chartered from other owners, on a straight-line basis over the firm period of the charters. The expense is included in time-charter hire expense for vessel charters and general and administrative expenses for office leases.
The Partnership has determined its time-charter-in contract contains both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The discount rate of the lease is determined using the Partnership’s incremental borrowing rate, which is based on the fixed interest rate the Partnership could obtain when entering into a secured loan facility with similar terms.
The right-of-use asset is assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the right-of-use asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the right-of-use asset is reduced to its estimated fair value. The estimated fair value for the Partnership's impaired right-of-use assets from vessel incharters is determined using a discounted cash flow approach to estimate the fair value. Subsequent to an impairment, a right-of-use asset related to an operating lease is amortized on a straight-line basis over its remaining life.
Vessels sold and leased back by the Partnership, where the Partnership has a fixed price repurchase obligation or other situations where the leaseback would be classified as a finance lease, are accounted for as a failed sale of the vessel. The Partnership does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease and bareboat charter hire payments made by the Partnership to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.
In periods prior to the adoption of Accounting Standards Update 2016-02, Leases (or ASU 2016-02) (see Note 2), the Partnership's accounting policy was to recognize the expense from vessels time-chartered from other owners, which was included in time-charter hire expense, on a straight-line basis over the firm period of the charters.

Derivative instruments
Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each period end, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting.

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness are recognized immediately in earnings. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer probable of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive (loss) income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item (e.g. interest expense) in the Partnership’s consolidated statements of income. If a cash flow hedge is terminated or dedesignated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the Partnership’s consolidated statements of income. If the hedged items are no longer probable of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the Partnership’s consolidated statements of income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps and the Partnership’s agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit (see Note 12c) are recorded in realized and unrealized loss on non-designated derivative instruments in the Partnership’s consolidated statements of income. Gains and losses from the Partnership’s cross currency swaps are recorded in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income.

Unit-based compensation
Unit-based compensation

The Partnership grants restricted unit awards as incentive-based compensation under the Teekay LNG Partners L.P. 2005 Long-Term Incentive Plan to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership and its subsidiaries. The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Partnership’s unit-based compensation awards is reflected in general and administrative expenses in the Partnership’s consolidated statements of income.

Income taxes
Income taxes

The Partnership accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the consolidated financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

The Partnership recognizes the tax benefits of uncertain tax positions only if it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the Partnership’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense in the Partnership’s consolidated statements of income.

Guarantees
Guarantees

Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other income on the Partnership’s consolidated statements of income over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.

Accounting Pronouncements
Accounting Pronouncements
In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Partnership as of January 1, 2018, and may be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership adopted ASU 2014-09 as a cumulative-effect adjustment as of such date. The Partnership has elected to apply ASC 2014-09 only to those contracts that were not completed as of January 1, 2018. The Partnership has identified the following differences on adoption of ASU 2014-09:

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In certain cases, the Partnership incurs pre-operational costs relating directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs are deferred and amortized over the duration of the customer contract. The Partnership previously expensed such costs as incurred unless the costs were directly reimbursable by the contract. This change increased net income by $1.1 million for the year ended December 31, 2018, and increased other assets by $3.5 million, investments in equity-accounted joint ventures by $0.3 million, and total equity by $3.8 million as at December 31, 2018. The cumulative increase to opening equity as at January 1, 2018 was $2.7 million.

•
The Partnership previously presented all accrued revenue as a component of accounts receivable. The Partnership has determined that if the right to such consideration is conditional upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the impact of increasing other current assets and decreasing accounts receivable by $2.3 million at December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

In February 2016, the FASB issued ASU 2016-02, which establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. FASB issued an additional accounting standard update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect and providing an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met. The Partnership adopted ASU 2016-02 on January 1, 2019. In addition, the Partnership early adopted ASU 2019-01, which provides an exception for lessors who are not manufacturers or dealers to determine the fair value of leased property using the underlying asset’s cost, instead of fair value. To determine the cumulative effect adjustment, the Partnership has not reassessed lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Partnership identified the following differences:

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The adoption of ASU 2016-02 results in a change in the accounting method for the lease portion of the daily charter hire accounted for as operating leases with firm periods of greater than one year for certain of the chartered-in vessels of the Partnership and the Partnership's equity-accounted joint ventures. Under ASU 2016-02, one of the Partnership's in-charter contracts previously accounted for as an operating lease is now treated as an operating lease right-of-use asset and an operating lease liability, which resulted in an increase of the Partnership's assets and liabilities. The right-of-use asset and lease liability recognized at December 31, 2019 was $34.2 million (January

1, 2019 – $22.8 million). In addition, certain equity-accounted joint ventures recognized a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas previously no right-of-use asset or lease liability was recognized. This had the result of increasing the equity-accounted joint venture’s assets and liabilities. The pattern of expense recognition of chartered-in vessels has remained substantially unchanged from the prior policy and is expected to remain substantially unchanged, unless the right-of-use asset becomes impaired.

•
The adoption of ASU 2016-02 results in the recognition of revenue from the reimbursement of scheduled dry-dock expenditures, where such charter contract is accounted for as an operating lease, occurring upon completion of the scheduled dry-dock, instead of ratably over the period between the previous scheduled dry-dock and the next scheduled dry-dock. This change decreased investments in and advances to equity-accounted joint ventures by $0.1 million, and total equity by $0.1 million as at December 31, 2019. The cumulative decrease to investments in and advances to equity-accounted joint ventures and opening equity as at January 1, 2019 was $3.0 million.

•
The adoption of ASU 2016-02 results in direct financing and sales-type lease payments received being presented as an operating cash inflow in 2019 instead of as an investing cash inflow, as presented in 2018 and 2017 in the consolidated statements of cash flows. Direct financing and sales-type lease payments received during the years ended December 31, 2019, 2018 and 2017 were $17.1 million, $10.9 million and $13.1 million, respectively.

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The adoption of ASU 2016-02 results in sale and leaseback transactions where the seller lessee has a fixed price repurchase option or other situations where the leaseback would be classified as a finance lease being accounted for as a failed sale of the vessel and a failed purchase of the vessel by the buyer lessor. Prior to the adoption of ASU 2016-02 such transactions were accounted for as a completed sale and a completed purchase. Consequently, for such transactions the Partnership does not derecognize the vessel sold and continues to depreciate the vessel as if it were the legal owner. Proceeds received from the sale of the vessel are recognized as a financial liability and bareboat charter hire payments made by the Partnership to the lessor are allocated between interest expense and principal repayments on the financial liability. The adoption of ASU 2016-02 has resulted in the sale and leaseback of the Yamal Spirit and the Torben Spirit during 2019, respectively, being accounted for as failed sales and unlike the eight sale-leaseback transactions entered into in prior years, the Partnership is not considered as holding a variable interest in the buyer lessor entity and thus, does not consolidate the buyer lessor entity (see Note 5).

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be recorded in other comprehensive (loss) income and reclassified to earnings in the same income statement line as the hedged item when the hedged item affects earnings. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 became effective for the Partnership as of January 1, 2019. This change decreased accumulated other comprehensive (loss) income by $4.8 million as at January 1, 2019, and correspondingly increased opening equity as at January 1, 2019 by $4.8 million.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 introduces a new credit loss methodology, which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. This new credit loss methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to-maturity debt securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. This methodology replaces the multiple existing impairment methods under current GAAP, which generally require that a loss be incurred before it is recognized. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership expects that its net investments in direct financing and sales-type leases, advances to equity-accounted joint ventures, guarantees of indebtedness of equity-accounted joint ventures and receivables related to non-operating lease revenue arrangements will be subject to ASU 2016-13. Consequently, the Partnership expects that on January 1, 2020 it will decrease the carrying value of these instruments, some of which are held by the Partnership's equity-accounted investments, resulting in a corresponding reduction to total equity on the date of adoption. The Partnership is in the process of finalizing its credit loss methodology and calculations.
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The guidance becomes effective for annual reporting periods beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted, including adoption in any interim period. The Partnership is currently evaluating the effect of adopting this new guidance.